Derivative Liabilities (Details) - USD ($)	1 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2023	May 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	May 24, 2022	May 08, 2022	Apr. 24, 2019
Derivative Liabilities (Details) [Line Items]
Fair value on the commitment date amount					$ 1,483,888
Net change in the fair of derivative liabilities			$ (95,324)		10,312
Net change in the fair value of derivative liabilities per share (in Dollars per share)			$ 23,496
Promissory notes face amount		$ 888,889
Percentage of original issue discount rate		10.00%
Original issue discount		$ 88,889	$ 10,128,500
Debt issuance costs		91,436						$ 2,100,000
Net proceeds		$ 708,564
Notes bear interest		10.00%
Default interest rate		15.00%
Face amount, percentage		100.00%
Outstanding value		$ 27,000,000
Percentage of exercise price		110.00%
Percentage of exercise price	90.00%
Amortization of debt discount					664,780
Fair value of the liabilities exceeded					979,275
Derivative expense					$ 504,613
2022 Bridge Notes and warrants [Member]
Derivative Liabilities (Details) [Line Items]
Net proceeds received			979,275
2023 Bridge Notes and warrants [Member]
Derivative Liabilities (Details) [Line Items]
Fair value on the commitment date amount							$ 954,725
Net proceeds received			$ 555,000
2022 Bridge Notes and warrants [Member]
Derivative Liabilities (Details) [Line Items]
Fair value on the commitment date amount						$ 1,483,888
Chief Executive Officer [Member]
Derivative Liabilities (Details) [Line Items]
Promissory notes face amount		$ 338,889
Percentage of original issue discount rate		10.00%
Original issue discount		$ 33,888
Debt issuance costs		34,289
Net proceeds		$ 270,711
Notes bear interest		6.00%
Default interest rate		15.00%
Face amount, percentage		20.00%
Outstanding value		$ 27,000,000
Percentage of exercise price		110.00%
Debt issuance costs		$ (33,888)
Percentage of lesser		20.00%